Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of goodwill and intangible assets

EURm	Goodwill	Other	Total
Acquisition cost as of January 1, 2019	6 360	9 424	15 784
Translation differences	75	82	157
Additions	–	52	52
Disposals and retirements	–	(92)	(92)
Acquisition cost as of December 31, 2019	6 435	9 466	15 901
Accumulated amortization and impairment charges as of January 1, 2019	(908)	(6 071)	(6 979)
Translation differences	–	(41)	(41)
Impairment charges	–	(12)	(12)
Disposals and retirements	–	71	71
Amortization	–	(984)	(984)
Accumulated amortization and impairment charges as of December 31, 2019	(908)	(7 037)	(7 945)
Net book value as of January 1, 2019	5 452	3 353	8 805
Net book value as of December 31, 2019	5 527	2 429	7 956
Acquisition cost as of January 1, 2020	6 435	9 466	15 901
Translation differences	(331)	(359)	(690)
Additions	–	39	39
Acquisitions through business combinations(1)	78	72	150
Disposals and retirements	–	(31)	(31)
Acquisition cost as of December 31, 2020	6 182	9 187	15 369
Accumulated amortization and impairment charges as of January 1, 2020	(908)	(7 037)	(7 945)
Translation differences	–	256	256
Impairment charges	(200)	(9)	(209)
Disposals and retirements	–	28	28
Amortization	–	(472)	(472)
Accumulated amortization and impairment charges as of December 31, 2020	(1 108)	(7 234)	(8 342)
Net book value as of January 1, 2020	5 527	2 429	7 956
Net book value as of December 31, 2020	5 074	1 953	7 027

(1)   The Group acquired 100% ownership interest in Elenion Technologies. Goodwill was allocated to the IP/Optical Networks operating segment.

Schedule of intangible assets by type

EURm	2020	2019
Customer relationships	1 401	1 788
Patents and licenses	232	264
Technologies and IPR&D	155	160
Tradenames and trademarks	90	145
Other	75	72
Total	1 953	2 429

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which increased due to acquired technology of EUR 72 million in 2020.